RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
May 31, 2019
Disclosure of transactions between related parties [Abstract]
Schedule of transactions between related parties
	Salary	Share-based
Year ended May 31, 2019	or fees	payments	Total
Management	$907,230	$386,013	$1,293,243
Directors	160,066	517,430	677,496
	$1,067,296	$903,442	$1,970,739

	Salary	Share-based
Year ended May 31, 2018	or fees	payments	Total
Management	$356,143	$398,933	$755,076
Directors	95,833	375,094	470,927
	$451,976	$774,027	$1,226,003